Cover	Feb. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 26, 2026
Entity Registrant Name	BioLife Solutions, Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36362
Entity Tax Identification Number	94-3076866
Entity Address, Address Line One	3303 Monte Villa Parkway
Entity Address, City or Town	Bothell
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98021
City Area Code	425
Local Phone Number	402-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BLFS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000834365